Asset Under Development (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Asset under development	$ 411,372	$ 345,205
Hilli Conversion to FLNGV
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Purchase price installments / Shipyard costs	408,965	344,386
Interest costs capitalized	1,704	443
Other costs capitalized	703	376
Asset under development	$ 411,372	$ 345,205
Completion period	31 months
Carrying value of assets transferred	$ 31,000
Expected cost	1,300,000
Interest cost capitalized during the period	1,300
Payable within 6 months to December 31, 2015	198,674
Payable within 12 months to December 31, 2016	185,068
Payable within 12 months to December 31, 2017	121,678
Total estimated payment	$ 505,420